CONVERTIBLE DEBENTURES OFFERING	12 Months Ended
Dec. 31, 2025
Debt instruments held [abstract]
CONVERTIBLE DEBENTURES OFFERING [Text Block]
NOTE 15 -	CONVERTIBLE DEBENTURES OFFERING

On May 26, 2024, the Company closed a debt settlement agreement under which an aggregate current liability in the amount of $1,902 (the “Debt”) to certain creditors (collectively, the “Creditors”) have been settled through the issuance of up to $2,092 of secured convertible debentures (the “Debentures”), including of a 10% extension fee. The Debentures will mature on May 26, 2025, will not incur interest except in the event of default and may be converted into common shares of the Company at a fixed conversion price of $5.1 per common share. The Company was entitled through the term of the Debentures to early repayment of the Debentures for cash amount of $2,092. Upon initial recognition, the Company recognized an amount of $2,092 with respect to such liability, less than $297 related to the conversion feature which was eligible to equity classification. On May 25, 2025, as the conversion feature expired unexercised, the amount of $297 related to such option was classified from conversion feature related to convertible debt to share capital and premium.

Effective May 26, 2025, following the shareholders' approval, the Company and the Creditors agreed to extend the term of the Debentures until May 25, 2026, subject to additional 10% extension fee, such than the principal to be paid will be $2,301 upon maturity. The conversion price was determined as $2.61 per Common Share and the Company is entitled to through the term of the Debentures to early repayment of the Debentures for cash amount of $2,301.

Based on the updated terms of the Debentures, including the Company's early repayment option, it was determined that the fair value of the modified financial instrument upon its extension is $2,301. As the terms of the debentures were substantially modified, the modification was accounted for as derecognition of the original liability in an amount of $2,092 and the recognition of a new liability in the amount of $2,301. The difference in the respective amounts in the amount of $209 was recognized as an immediate expense in the statement of profit or loss.

As the exercise price of the conversion option is fixed and determined in the functional currency of the Company, it was determined to be eligible for equity classification. Thus, it was determined that the Company has issued a compound instrument that include a financial instrument that is considered as “host” which comprised of Debentures and an embedded conversion feature with an embedded prepayment option which was determined as not closely related to the host. In accordance with IAS 32, the Company applied "split-accounting" as follows: first, the Company measured the fair value of the host liability at fair value of a similar liability that does not have an associated equity conversion feature in total amount of $1,937 and the equity conversion component was measured as a residual amount in the amount of $364. In subsequent periods, the host liability is accounted for at amortized cost using an effective interest method.

Pursuant to the above, on May 26, 2025, management by assistance of third-party appraiser allocated the Debentures amount to identified components as follows:

May 26, 2025

Debentures (host instrument) (*)	$1,937
Embedded conversion feature (residual amount)	364
Total fair value of the convertible debentures	$2,301

(*)	The fair value of the host instrument was measured by management using the assistance of an external appraiser taking into account a debt discount rate of 18.79%.

The following tabular presentation reflects the reconciliation of the carrying amount of Debentures during the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024

Balance at January 1	$1,968	$-
Issued of debentures as part of debt settlement	-	2,092
Derecognition of debentures as part of modification of terms	(2,092)	-
Issuance of debentures as part of modification of terms	2,301	-
Recognition of discount equal to embedded conversion feature	(364)	(297)
Partial conversion into common shares (see Note 18B5 below)	(1,395)	-
Amortization of discount expenses	204	173
Balance at December 31	$622	$1,968

During the years ended December 31, 2025 and 2024, the Company recorded finance expenses related to extension fee and discount amortization amounted to $413 and $363, respectively. See also Note 19G below.